Pension obligations (Schedule of net defined benefit liability (asset)) - (Details) - Pension obligations [Member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension Obligations [Line Items]
Present value of funded defined benefit obligation	$ 224,364	$ 195,283
Fair value of plan assets	(202,119)	(175,795)	$ (341,432)
Present value of unfunded defined benefit obligation	19,369	16,229
Net liability arising from defined benefit obligation	$ 41,614	$ 35,717